Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary of Redeemable Noncontrolling Interest

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	1,109	3,102	7,148	1,036
Issuance of subsidiary shares	1,866	4,722	1,208	175
Accretion of redeemable noncontrolling interests	127	391	593	86
Disposal of subsidiaries’ shares	—	—	(556)	(80)
Reclassification of ordinary shares from mezzanine equity to ordinary shares	—	(153)	—	—
Repurchase of redeemable noncontrolling interests	—	(914)	—	—

Balance as of December 31	3,102	7,148	8,393	1,217